Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 555	$ 4,067
Repayments of borrowings	(309)	(3,998)
Amortized cost	92,058		$ 93,184
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	72,128	70,720
Proceeds from borrowings	80	3,502
Repayments of borrowings	(34)	(3,424)
Capitalization/(payment) of lease liabilities	136	182
Amortized cost	29	34
Unrealized foreign exchange effects	(763)	3,269
Current portion of long-term debt	(2,671)	(2,313)
(Gain)/Loss on bond redemption and other movements	1	8
Ending balance	68,908	71,979
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	885	1,449
Proceeds from borrowings	475	565
Repayments of borrowings	(276)	(574)
Capitalization/(payment) of lease liabilities	(312)	(335)
Amortized cost	1	1
Unrealized foreign exchange effects	(67)	156
Current portion of long-term debt	2,671	2,313
(Gain)/Loss on bond redemption and other movements	3	4
Ending balance	$ 3,381	$ 3,578